SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

Effective January 1, 2023, the maturity of the convertible notes (see Note 6) was extended to January 1, 2026.

From January 1, 2023 to March 31, 2023, the Company sold a total of 11,800,000 shares of common stock (and warrants) in private placements for proceeds of $118,000.

From January 1, 2023 to March 31, 2023, the Company issued a total of 1,200,000 shares of common stock as compensation for services.  The fair value of the shares issued (at dates of issuance) totaled $12,000.

On March 15, 2023, the Company issued a total of 202,700,000 Price Appreciation Certificates (“PACs”) (see Note 9) to David Lifschultz (97,700,000 PACs) and Bruce Abbott (105,000,000 PACs). Of the 202,700,000 PAC issues, 75,000,000 were issued to Bruce Abbott and 67,700,000 were issued to David Lifschultz to replace PACs that had expired and each received 30,000,000 for services rendered in 2022. These PACs have an exercise price of $0.01 per share and a term of five years.